Earnings Per Share	12 Months Ended
Oct. 31, 2025
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Earnings Per Share

Note 23: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to bank shareholders, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the year.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments that are convertible into our common shares.
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2025	2024
Net income attributable to bank shareholders	$8,709	$7,318
Dividends on preferred shares and distributions on other equity instruments	(436)	(386)
Net income available to common shareholders	$8,273	$6,932
Weighted-average number of common shares outstanding (in thousands)	721,926	727,738
Basic earnings per common share (Canadian $)	$11.46	$9.52

Diluted Earnings Per Common Share (Canadian $ in millions, except as noted)	2025	2024
Net income available to common shareholders	$8,273	$6,932
Weighted-average number of common shares outstanding (in thousands)	721,926	727,738
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,897	3,556
Common shares potentially repurchased	(4,556)	(2,759)
Weighted-average number of diluted common shares outstanding (in thousands)	723,267	728,535
Diluted earnings per common share (Canadian $)	$11.44	$9.51

(1)
The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per common share, we excluded average stock options outstanding of 477,101 with a weighted-average exercise price of $150.96 for the year ended October 31, 2025 (3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024), as the average share price in each of the two years did not exceed the exercise price.